CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED INCOME STATEMENTS
Cloud subscriptions and support	€ 4,993	€ 3,769	€ 2,993
Software licenses	4,647	4,872	4,859
Software support	10,981	10,908	10,571
Software licenses and support	15,628	15,780	15,431
Cloud and software	20,622	19,549	18,424
Services	4,086	3,912	3,639
Total revenue	24,708	23,461	22,062
Cost of cloud subscriptions and support	(2,068)	(1,660)	(1,313)
Cost of software licenses and support	(2,092)	(2,234)	(2,182)
Cost of cloud and software	(4,160)	(3,893)	(3,495)
Cost of services	(3,302)	(3,158)	(3,089)
Total cost of revenue	(7,462)	(7,051)	(6,583)
Gross profit	17,246	16,410	15,479
Research and development	(3,624)	(3,352)	(3,044)
Sales and marketing	(6,781)	(6,924)	(6,265)
General and administration	(1,098)	(1,075)	(1,005)
Restructuring	(19)	(182)	(28)
Other operating income/expense, net	(20)	1	(3)
Total operating expenses	(19,005)	(18,584)	(16,928)
Operating profit	5,703	4,877	5,135
Other non-operating income/expense, net	(56)	(36)	(234)
Finance income	371	476	230
Finance costs	(418)	(288)	(259)
Financial income, net	(47)	188	(29)
Profit before tax	5,600	5,029	4,872
Income tax expense	(1,511)	(983)	(1,242)
Profit after tax	4,088	4,046	3,629
Attributable to owners of parent	4,083	4,008	3,642
Attributable to non-controlling interests	€ 6	€ 38	€ (13)
Earnings share, basic (in Euro per share)	€ 3.42	€ 3.35	€ 3.04
Earnings per share, diluted (in Euro per share)	€ 3.42	€ 3.35	€ 3.04